Statements Of Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (13,417,000)		$ (7,465,000)		$ (4,612,000)
Other income (expense), net	(2,379,000)		6,339,000		2,164,000
Interest income	9,173,000		4,939,000		2,037,000
(Loss) income before income tax	(5,416,000)		3,881,000		(381,000)
Income tax expenses			1,378,000		(2,501,000)
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	(25,588,000)		297,000		66,921,000
Other comprehensive income	0		0		0
Comprehensive income (loss) attributable to Nam Tai shareholders	(25,588,000)		297,000		66,921,000
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(715,000)	[1]	(2,073,000)	[1]	(1,729,000)	[1]
Other income (expense), net	(135,374,000)		12,215,000		15,165,000
Interest income on loan to a subsidiary			5,005,000		4,818,000
Interest income	4,732,000		2,626,000		1,421,000
Interest expense	(61,000)
(Loss) income before income tax	(131,418,000)		17,773,000		19,675,000
Income tax expenses	0		0		0
Income (loss) before share of net profits of subsidiaries, net of income tax	(131,418,000)		17,773,000		19,675,000
Share of net profits (losses) subsidiaries, net of income tax	105,830,000		(17,476,000)		47,246,000
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	(25,588,000)		297,000		66,921,000
Other comprehensive income	0		0		0
Comprehensive income (loss) attributable to Nam Tai shareholders	$ (25,588,000)		$ 297,000		$ 66,921,000

[1]	Amount of share-based compensation expense included in general and administrative expenses $ 547 $ 1,536 $ 309